Accrued Liabilities and Other Payables	12 Months Ended
Sep. 30, 2025
Disclosure Text Block Supplement [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 12 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following:

	September 30, 2025	September 30, 2024
Accrued payroll and employee benefits	$388,037	$368,885
Construction in progress payable	182,267	-
Accrued promotion expenses	41,613	-
Security deposits payable	8,107	7,130
Expenses paid by employees on the Company’s behalf	1,772	713
Others	51,676	54,275
Total accrued liabilities and other payables	$673,472	$431,003